Debt - Senior Credit Facilities (Details) - LIONS GATE ENTERTAINMENT CORP [Member] $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($) Increase	Mar. 31, 2024 USD ($) Increase
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity		$ 1,250.0
Revolving credit facility, available amount		$ 675.0
Coupon rate	5.50%
Change in control, trigger percentage		50.00%
Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, maximum borrowing capacity	$ 1,250.0
Revolving credit facility, available amount	$ 860.0
Coupon rate	0.00%
Debt Instrument, Interest Rate, Potential Increase in Rate Upon Certain Increases To Leverage Ratios	50.00%
Number of possible increases in margin | Increase	2
Potential increase in interest rate upon certain increases to leverage ratios, per increase	25.00%
Effective interest rate	6.18%
Change in control, trigger percentage	50.00%
Letter of Credit
Line of Credit Facility [Abstract]
Letters of credit outstanding, amount	$ 0.0	$ 0.0
Minimum
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage		0.25%
Minimum | Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage	0.25%
Maximum
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage		0.375%
Maximum | Revolving Credit Facility
Line of Credit Facility [Abstract]
Revolving credit facility, commitment fee annual percentage	0.375%
SOFR | Revolving Credit Facility
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)	0.10%
Applicable Margin | Revolving Credit Facility
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)	1.75%
Base Rate | Revolving Credit Facility
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)	0.75%
Term Loan A | Term Loans
Line of Credit Facility [Abstract]
Number of possible increases in margin | Increase		2
Effective interest rate		7.17%
Quarterly principal payment percent, year two	1.75%	1.75%
Quarterly principal payment percent, year three	2.50%	2.50%
Quarterly principal payment percent, year four	2.50%
Term Loan A | Base Rate | Term Loans
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)		0.75%
Term Loan B | Term Loans
Line of Credit Facility [Abstract]
Coupon rate	0.00%
Effective interest rate		7.67%
Term Loan B | SOFR | Term Loans
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)	0.10%
Term Loan B | Applicable Margin | Term Loans
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)	2.25%	2.25%
Term Loan B | Base Rate | Term Loans
Line of Credit Facility [Abstract]
Basis spread on variable interest rate (as a percent)	1.25%	1.25%